Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus performance

The following table and supporting graphics below set out information regarding fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 in satisfaction of Item 402(v) of Regulation S-K. The Company’s compensation programs have a history of aligning pay and performance. This is demonstrated in the Company selected measure listed below: Cumulative Cash from Operations, which focuses on the importance of cash generation from core operations and, on a cumulative basis, serves as a performance metric for the PSU Program — the largest component of executive officer compensation; together with the additional financial and non-financial measures which make up the components of our short-term and long-term incentive programs. For detail on the Company’s executive compensation programs, see the CD&A section beginning on page 40. In this section, PEO means “Principal Executive Officer,” SCT means “Summary Compensation Table,” and CAP means “compensation actually paid.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income (Loss) ($)(6)	Cumulative Cash From Operations ($)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	19,078,777	(892,309)	5,710,164	1,024,807	55	79	(2,444)	1,062
2024	19,064,099	15,043,396	4,721,677	3,699,184	88	82	1,201	2,903
2023	20,829,446	22,499,971	6,430,289	6,571,425	114	97	660	5,164
2022	19,464,652	17,047,734	7,645,272	7,534,880	100	83	4,640	7,486
2021	24,858,892	19,205,009	6,097,704	5,644,356	107	126	6,405	7,069

Totals in the above table might not equal the summation of the columns due to rounding amounts to the nearest dollar.

(1)
For 2025, 2024, 2023, 2022 and 2021, the PEO was Jim Fitterling. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Fitterling for each corresponding year in the “Total” column of the SCT.
(2)
The dollar amounts reported in column (c) represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the CAP.

PEO SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)(i)	Plus: Equity Award Adjustments ($)(iii)	Minus: Reported Change in the Actuarial Present Value of Pension Benefits in Summary Compensation Table ($)(ii)	Plus: Pension Benefit Adjustments ($)(iii)	Compensation Actually Paid to PEO ($)
2025	19,078,777	14,880,633	(3,659,186)	1,431,266	0	(892,309)
2024	19,064,099	15,420,779	11,628,709	228,634	0	15,043,396
2023	20,829,446	14,553,416	16,851,035	1,019,471	392,377	22,499,971
2022	19,464,652	14,097,926	10,881,618	68	799,459	17,047,734
2021	24,858,892	13,246,307	11,504,053	4,634,995	723,366	19,205,009

(i)
The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” columns of the SCT for each applicable year. The value of dividends or other earnings paid on stock or option awards are reflected in the value of the award in the SCT for each applicable year.
(ii)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.
(iii)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

	Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	8,613,895	(8,057,811)	50,058	(4,265,328)	(3,659,186)
2024	10,616,382	(5,809,983)	62,102	6,760,209	11,628,709
2023	12,830,767	2,389,171	60,134	1,570,964	16,851,035
2022	11,695,371	(1,220,439)	59,513	347,173	10,881,618
2021	12,118,397	(1,093,085)	61,289	417,453	11,504,053

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. For 2025, the Non-PEO NEOs are Jeffrey L. Tate, Karen S. Carter, A. N. Sreeram and Amy E. Wilson. For 2024, the Non-PEO NEOs were Jeffrey L. Tate, John M. Sampson, A. N. Sreeram, Amy E. Wilson and Mauro Gregorio. For 2023, the Non-PEO NEOs were Howard Ungerleider, Jeffrey L. Tate, John M. Sampson, A. N. Sreeram and Amy E. Wilson. For 2022, the Non-PEO NEOs were Howard Ungerleider, Karen S. Carter, A. N. Sreeram and Jane Palmieri. For 2021, the Non-PEO NEOs were Howard Ungerleider, John M. Sampson, A. N. Sreeram and Amy E. Wilson.
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP.

Average Non-PEO SCT Total to CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs ($)	Plus: Average Equity Award Adjustments ($)(i)	Minus: Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Plus: Average Pension Benefit Adjustments ($)(i)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	5,710,164	3,986,683	(315,562)	383,112	0	1,024,807
2024	4,721,677	3,035,054	2,027,104	14,543	0	3,699,184
2023	6,430,289	3,968,846	4,632,540	702,881	180,323	6,571,425
2022	7,645,272	5,618,665	5,131,639	0	376,633	7,534,880
2021	6,097,704	3,082,744	2,793,731	462,727	298,393	5,644,356

(i)
The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below. Total Average Pension Benefit Adjustments are equal to the Average Pension Service Costs incurred during the relevant period. No Average Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

	Equity Award Adjustments
Year	Average Year End Fair Value of Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Awards ($)	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	2,308,150	(1,876,173)	13,014	(760,554)	(315,562)
2024	2,021,723	(1,145,672)	7,641	1,143,412	2,027,104
2023	3,738,343	554,330	9,372	330,495	4,632,540
2022	5,350,456	(324,174)	3,166	102,192	5,131,639
2021	2,833,284	(139,374)	2,053	97,768	2,793,731

(5)
The cumulative TSR depicts a hypothetical $100 investment in Dow common stock on December 31, 2020, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison. Past results are not necessarily indicative of future performance. Source: S&P Capital IQ.

For 2021, the Company utilized the S&P 500 Chemicals Index. The dollar value in this column for 2021 reflects the S&P 500 Chemicals Index TSR. In 2022, the Company selected a custom financial peer group for purposes of its TSR benchmarking for the pay versus performance disclosures and on a go forward basis (the “Peer Group”). The Peer Group TSR for 2021 is $126. The constituents of the Peer Group are publicly traded companies that more closely correlate to Dow’s business at the enterprise level. The Peer Group is comprised of: Arkema SA, BASF Corporation, Eastman Chemical Company, Huntsman Corporation, LyondellBasell Industries N.V., and Wacker Chemie AG. Covestro AG was removed from the Peer Group after its acquisition by ADNOC International Limited (now XRG P.J.S.C.) and delisting as a public company on December 5, 2025.

(6)
Presented in millions. Net income (loss) is as listed in the Company’s financial statements in accordance with GAAP.
	Presented in millions. The dollar value in this column reflects cash from operations for that calendar year. Cumulative Cash from Operations under the Company’s PSU Program is calculated by aggregating cash from operations for each calendar year for a three year period for the relevant performance period as described in the section titled “Long-Term Incentive Compensation” in the CD&A.
Company Selected Measure Name	Cumulative Cash from Operations
Named Executive Officers, Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. For 2025, the Non-PEO NEOs are Jeffrey L. Tate, Karen S. Carter, A. N. Sreeram and Amy E. Wilson. For 2024, the Non-PEO NEOs were Jeffrey L. Tate, John M. Sampson, A. N. Sreeram, Amy E. Wilson and Mauro Gregorio. For 2023, the Non-PEO NEOs were Howard Ungerleider, Jeffrey L. Tate, John M. Sampson, A. N. Sreeram and Amy E. Wilson. For 2022, the Non-PEO NEOs were Howard Ungerleider, Karen S. Carter, A. N. Sreeram and Jane Palmieri. For 2021, the Non-PEO NEOs were Howard Ungerleider, John M. Sampson, A. N. Sreeram and Amy E. Wilson.
Peer Group Issuers, Footnote	The cumulative TSR depicts a hypothetical $100 investment in Dow common stock on December 31, 2020, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison. Past results are not necessarily indicative of future performance.

For 2021, the Company utilized the S&P 500 Chemicals Index. The dollar value in this column for 2021 reflects the S&P 500 Chemicals Index TSR. In 2022, the Company selected a custom financial peer group for purposes of its TSR benchmarking for the pay versus performance disclosures and on a go forward basis (the “Peer Group”). The Peer Group TSR for 2021 is $126. The constituents of the Peer Group are publicly traded companies that more closely correlate to Dow’s business at the enterprise level. The Peer Group is comprised of: Arkema SA, BASF Corporation, Eastman Chemical Company, Huntsman Corporation, LyondellBasell Industries N.V., and Wacker Chemie AG. Covestro AG was removed from the Peer Group after its acquisition by ADNOC International Limited (now XRG P.J.S.C.) and delisting as a public company on December 5, 2025.

PEO Total Compensation Amount	$ 19,078,777	$ 19,064,099	$ 20,829,446	$ 19,464,652	$ 24,858,892
PEO Actually Paid Compensation Amount	$ (892,309)	15,043,396	22,499,971	17,047,734	19,205,009
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the CAP.

PEO SCT Total to CAP Reconciliation

Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)(i)	Plus: Equity Award Adjustments ($)(iii)	Minus: Reported Change in the Actuarial Present Value of Pension Benefits in Summary Compensation Table ($)(ii)	Plus: Pension Benefit Adjustments ($)(iii)	Compensation Actually Paid to PEO ($)
2025	19,078,777	14,880,633	(3,659,186)	1,431,266	0	(892,309)
2024	19,064,099	15,420,779	11,628,709	228,634	0	15,043,396
2023	20,829,446	14,553,416	16,851,035	1,019,471	392,377	22,499,971
2022	19,464,652	14,097,926	10,881,618	68	799,459	17,047,734
2021	24,858,892	13,246,307	11,504,053	4,634,995	723,366	19,205,009

(i)
The amounts included in this column are the amounts reported in “Stock Awards” and “Option Awards” columns of the SCT for each applicable year. The value of dividends or other earnings paid on stock or option awards are reflected in the value of the award in the SCT for each applicable year.
(ii)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.
(iii)
The equity award and pension benefit adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. Total Pension Benefit Adjustments are equal to the Pension Service Costs incurred during the relevant period. No Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

	Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	8,613,895	(8,057,811)	50,058	(4,265,328)	(3,659,186)
2024	10,616,382	(5,809,983)	62,102	6,760,209	11,628,709
2023	12,830,767	2,389,171	60,134	1,570,964	16,851,035
2022	11,695,371	(1,220,439)	59,513	347,173	10,881,618
2021	12,118,397	(1,093,085)	61,289	417,453	11,504,053

Non-PEO NEO Average Total Compensation Amount	$ 5,710,164	4,721,677	6,430,289	7,645,272	6,097,704
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,024,807	3,699,184	6,571,425	7,534,880	5,644,356
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP.

Average Non-PEO SCT Total to CAP Reconciliation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs ($)	Plus: Average Equity Award Adjustments ($)(i)	Minus: Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Plus: Average Pension Benefit Adjustments ($)(i)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	5,710,164	3,986,683	(315,562)	383,112	0	1,024,807
2024	4,721,677	3,035,054	2,027,104	14,543	0	3,699,184
2023	6,430,289	3,968,846	4,632,540	702,881	180,323	6,571,425
2022	7,645,272	5,618,665	5,131,639	0	376,633	7,534,880
2021	6,097,704	3,082,744	2,793,731	462,727	298,393	5,644,356

(i)
The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below. Total Average Pension Benefit Adjustments are equal to the Average Pension Service Costs incurred during the relevant period. No Average Prior Service Costs were incurred as no modifications were made to the pension plan during the relevant period.

	Equity Award Adjustments
Year	Average Year End Fair Value of Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Awards ($)	Average Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	2,308,150	(1,876,173)	13,014	(760,554)	(315,562)
2024	2,021,723	(1,145,672)	7,641	1,143,412	2,027,104
2023	3,738,343	554,330	9,372	330,495	4,632,540
2022	5,350,456	(324,174)	3,166	102,192	5,131,639
2021	2,833,284	(139,374)	2,053	97,768	2,793,731

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The cumulative TSR depicts a hypothetical $100 investment in Dow common stock on December 31, 2020, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison. Past results are not necessarily indicative of future performance. Source: S&P Capital IQ.

1.
The S&P 500 Chemicals Index was utilized as a peer group for purposes of Item 201(e) of Regulation S-K prior to 2022 and is listed here for reference purposes as part of the related transition rule.

Tabular List, Table

Most Important Performance Measures

The seven items listed below represent the most important metrics used to link CAP to Company performance for the 2025 fiscal year as further described in the sections titled “Performance Award” and “Long-Term Incentive Compensation” of the CD&A.

• Cumulative Cash from Operations
• Free Cash Flow
• Operating EBIT
• Operating ROC
• Relative TSR
• Carbon Emissions Reduction
• Ambition Metric

Total Shareholder Return Amount	$ 55	88	114	100	107
Peer Group Total Shareholder Return Amount	79	82	97	83	126
Net Income (Loss)	$ (2,444,000,000)	$ 1,201,000,000	$ 660,000,000	$ 4,640,000,000	$ 6,405,000,000
Company Selected Measure Amount	1,062,000,000	2,903,000,000	5,164,000,000	7,486,000,000	7,069,000,000
PEO Name	Jim Fitterling
Measure:: 1
Pay vs Performance Disclosure
Name	Cumulative Cash from Operations
Non-GAAP Measure Description	Presented in millions. The dollar value in this column reflects cash from operations for that calendar year. Cumulative Cash from Operations under the Company’s PSU Program is calculated by aggregating cash from operations for each calendar year for a three year period for the relevant performance period as described in the section titled “Long-Term Incentive Compensation” in the CD&A.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Operating EBIT
Measure:: 4
Pay vs Performance Disclosure
Name	Operating ROC
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Carbon Emissions Reduction
Measure:: 7
Pay vs Performance Disclosure
Name	Ambition Metric
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,431,266)	$ (228,634)	$ (1,019,471)	$ (68)	$ (4,634,995)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	392,377	799,459	723,366
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,880,633)	(15,420,779)	(14,553,416)	(14,097,926)	(13,246,307)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,659,186)	11,628,709	16,851,035	10,881,618	11,504,053
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,057,811)	(5,809,983)	2,389,171	(1,220,439)	(1,093,085)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,058	62,102	60,134	59,513	61,289
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,265,328)	6,760,209	1,570,964	347,173	417,453
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,613,895	10,616,382	12,830,767	11,695,371	12,118,397
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(383,112)	(14,543)	(702,881)	0	(462,727)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	180,323	376,633	298,393
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,986,683)	(3,035,054)	(3,968,846)	(5,618,665)	(3,082,744)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,562)	2,027,104	4,632,540	5,131,639	2,793,731
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,876,173)	(1,145,672)	554,330	(324,174)	(139,374)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,014	7,641	9,372	3,166	2,053
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,554)	1,143,412	330,495	102,192	97,768
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,308,150	$ 2,021,723	$ 3,738,343	$ 5,350,456	$ 2,833,284